Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Revenues [Abstract]
Schedule of revenues from warranty and services are not material
	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2021	2020

Consoles	1,002	1,560	1,817
Disposables	1,336	1,208	1,006
Exclusive distribution agreement	747	1,370	1,045
	3,085	4,138	3,868